Stock-Based Compensation (Details) $ in Thousands	1 Months Ended					3 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($) shares	Aug. 31, 2022 item shares	Mar. 31, 2022 item shares	Mar. 31, 2021 shares	Apr. 30, 2015 shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Nov. 30, 2022 shares
Stock-Based Compensation
Number of options vested								627,299
Vested and expected to vest	2,549,745					2,549,745		2,549,745
Unrecognized expense associated with remaining options | $	$ 3,400					$ 3,400		$ 3,400
Number of shares for which performance condition was not met										918,392
Stock-based compensation expense | $								$ 11,289	$ 2,538
Shares expected to vest	860,064					860,064		860,064
Options granted								705,520
Earnout Arrangement with holders of Legacy Tempo common stock and outstanding equity awards
Stock-Based Compensation
Number of Earnout Shares accounted for under ASC 718, given to common stock, option and RSU holders that are held by current employees and directors								1,824,463
Equity Incentive Plan , 2015 [Member]
Stock-Based Compensation
Number of options vested						1,071,909
Number of post merger common stock vested						182,787
Vested and expected to vest	127,056					127,056		127,056
Number of post merger common stock that will vest monthly over the next twelve months	21,667					21,667		21,667
Unrecognized expense associated with remaining options | $	$ 700					$ 700		$ 700
Stock-based compensation expense | $								$ 6,400
Outstanding stock options | Chief Financial Officer [Member]
Stock-Based Compensation
Shares authorized					258,368
Vesting percentage per year					100.00%
Vesting period					36 months
Outstanding stock options | Management [Member]
Stock-Based Compensation
Shares authorized				1,245,641
Vesting percentage per year				100.00%
Outstanding stock options | Equity Incentive Plan , 2015 [Member]
Stock-Based Compensation
Expiration period					10 years
Vesting percentage per year					25.00%
Forfeiture period					3 years
Vesting period					3 months
Performance Shares [Member]
Stock-Based Compensation
Number of executives terminated | item		3	1
Stock-based compensation on modified award | $	$ 0						$ 0
Vesting period				3 months
Shares expected to vest		867,461	330,708
Share based compensation arrangement by cancellation		254,113
Options granted		50,931